INCOME TAX - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Accrued expenses	$ 2.3	$ 2.6
Net operating loss carryforward	107.2	43.0
Intangible assets	49.3	14.6
Property and equipment	19.0	11.4
Operating lease liabilities	10.1	2.0
Other	9.9	23.1
Total deferred tax asset	197.8	96.7
Valuation allowance	(178.8)	(85.8)	$ (26.4)	$ (22.3)
Total deferred tax asset, net of valuation allowance	19.0	10.9
Deferred tax liability
Property and equipment	(0.1)	(0.3)
Intangible assets		(0.1)
Deferred expenses		(0.6)
Operating lease assets	(10.5)	(2.6)
Other	(0.6)	(1.4)
Total deferred tax liability	(11.2)	(5.0)
Net deferred tax asset	$ 7.8	$ 5.9